Schedule of effective income tax rate reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax expense benefit	$ 86,043	$ 226,432	$ 226,472	$ 455,652
Seamless Group Inc [Member]
Income before income tax					$ (13,894,305)	$ (15,611,931)
Tax calculated at Hong Kong profits tax rate					(2,292,560)	(2,576,217)
Effect of different tax rates applicable to different jurisdictions					1,637,665	2,244,573
Income not subject to tax					(48,307)	(567,161)
Non-deductible expenses					132,796	658,533
Change in valuation allowance					846,827	245,220
Underprovision of current tax in the previous financial year					125,217	48,182
Tax effect on deductible temporary differences					7,918	46,624
Others					113,925	14,028
Income tax expense benefit					$ 523,481	$ 113,782